-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0578

                                                   Expires: February 28, 2006

                                                   Estimated average burden
                                                   hours per response: 20.00
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-21483
                                   ------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

9900 Corporate Campus Drive, Suite 3000      Louisville, Kentucky       40223
--------------------------------------------------------------------------------
             (Address of principal executive offices)                (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (502) 657-6460
                                                     ----------------------

Date of fiscal year end:         February 28, 2006
                          -----------------------------------

Date of reporting period:       May 31, 2005
                          -----------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS - 77.4%                                    VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 12.6%
     3,140  Banta Corp.                                           $   137,909
    14,300  Comfort Systems USA, Inc. (a)                              89,947
    10,286  Gray Television, Inc.                                     120,860
     5,132  Labor Ready, Inc. (a)                                     105,924
    21,580  La Quinta Corp. (a)                                       187,099
     5,491  Lone Star Steakhouse & Saloon, Inc.                       165,883
     6,390  MarineMax, Inc. (a)                                       175,853
     2,030  Media General, Inc. - Class A                             124,033
    22,123  MPS Group, Inc. (a)                                       207,514
     4,022  Penn National Gaming, Inc. (a)                            130,997
     2,675  Reebok International Ltd.                                 108,899
     3,299  R.H. Donnelley Corp. (a)                                  202,823
     3,817  Ruby Tuesday, Inc.                                         96,532
     3,620  School Specialty, Inc. (a)                                141,976
    21,162  Stewart Enterprises, Inc. - Class A                       125,279
     2,560  Talbots, Inc. (The)                                        75,904
     6,620  United Rentals, Inc. (a)                                  132,930
     3,226  United Stationers, Inc. (a)                               158,171
     6,035  Warnaco Group, Inc. (The) (a)                             128,787
     6,380  West Marine, Inc. (a)                                     105,844
     2,440  Zale Corp. (a)                                             76,079
                                                                  -----------
                                                                    2,799,243
                                                                  -----------
            CONSUMER STAPLES - 1.3%
     2,622  J & J Snack Foods Corp.                                   129,422
     3,015  Nash Finch Co.                                            107,274
     2,201  Ruddick Corp.                                              52,890
                                                                  -----------
                                                                      289,586
                                                                  -----------
            ENERGY - 3.8%
     3,835  Energy Partners Ltd. (a)                                   87,630
     5,100  Giant Industries, Inc. (a)                                146,931
     6,190  KCS Energy, Inc. (a)                                       86,969
     3,918  Unit Corp. (a)                                            152,880
     7,330  Veritas DGC, Inc. (a)                                     197,910
     5,370  Whiting Petroleum Corp. (a)                               185,695
                                                                  -----------
                                                                      858,015
                                                                  -----------
            FINANCIALS - 20.5%
     6,350  Advanta Corp. - Class B                                   156,654
     3,363  Affiliated Managers Group, Inc. (a)                       224,312
     5,707  AMCORE Financial, Inc.                                    158,997
    10,375  Amegy Bancorp., Inc.                                      184,779
     4,240  AmerUs Group Co.                                          201,782
     5,280  Argonaut Group, Inc. (a)                                  110,563
     2,620  Central Pacific Financial Corp.                            93,010
    18,600  Ceres Group, Inc. (a)                                     106,578

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS - 77.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            FINANCIALS - 20.5% (CONTINUED)
     4,829  Delphi Financial Group, Inc. - Class A                $   204,750
    12,878  Dime Community Bancshares                                 194,458
     3,795  FirstFed Financial Corp. (a)                              205,613
     6,890  First Midwest Bancorp, Inc.                               239,014
     7,890  Greater Bay Bancorp                                       198,276
     5,081  Independent Bank Corp.                                    142,979
    39,956  Instinet Group, Inc. (a)                                  210,968
     5,840  Investment Technology Group, Inc. (a)                     115,282
     4,540  MAF Bancorp, Inc.                                         193,222
     3,330  National Financial Partners Corp.                         127,339
     4,940  Navigators Group, Inc. (a)                                164,206
    10,000  Ohio Casualty Corp. (a)                                   239,000
     4,665  Raymond James Financial, Inc.                             125,535
    16,170  Republic Bancorp, Inc.                                    223,227
     2,325  Triad Guaranty, Inc. (a)                                  126,015
     6,625  Trustmark Corp.                                           189,276
    10,856  Universal American Financial Corp. (a)                    205,613
       198  Vineyard National Bancorp Co.                               6,257
     7,188  Whitney Holding Corp.                                     227,931
                                                                  -----------
                                                                    4,575,636
                                                                  -----------
            HEALTH CARE - 3.7%
     4,674  AMERIGROUP Corp. (a)                                      183,408
     6,279  Andrx Corp. (a)                                           125,454
     2,959  Invacare Corp.                                            132,001
     2,039  Kindred Healthcare, Inc. (a)                               78,665
     2,500  Lifepoint Hospital, Inc. (a)                              112,450
     3,800  PAREXEL International Corp. (a)                            69,350
     3,555  Sybron Dental Specialties, Inc. (a)                       131,784
                                                                  -----------
                                                                      833,112
                                                                  -----------
            INDUSTRIALS - 15.1%
     2,720  Actuant Corp. - Class A (a)                               122,400
     6,360  Acuity Brands, Inc.                                       156,138
     6,580  Aftermarket Technology Corp. (a)                          100,937
     8,108  Airgas, Inc.                                              194,592
     3,517  Ametek, Inc.                                              134,455
     1,172  Aviall, Inc. (a)                                           36,074
     8,559  BE Aerospace, Inc. (a)                                    123,849
     3,213  Curtiss-Wright Corp.                                      175,687
     4,067  EDO Corp.                                                 115,787
    15,880  Entegris, Inc. (a)                                        154,036
     6,030  Genesee & Wyoming, Inc. - Class A (a)                     168,478
     5,780  Hub Group, Inc. - Class A (a)                             158,834
     3,080  Kennametal, Inc.                                          135,520
     4,629  Pacer International, Inc. (a)                             105,587

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS - 77.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            INDUSTRIALS - 15.1% (CONTINUED)
    18,420  Quanta Services, Inc. (a)                             $   166,333
     3,920  RTI International Metals, Inc. (a)                        107,369
     4,928  Steelcase, Inc.                                            63,571
     3,870  Thomas & Betts Corp.                                      119,506
     6,450  Ultratech, Inc. (a)                                       113,068
     5,801  Wabash National Corp.                                     144,503
     9,617  Wabtec Corp.                                              199,072
     4,361  Watts Water Technologies, Inc. - Class A                  151,894
    16,215  WCA Waste Corp. (a)                                       144,151
     6,175  Werner Enterprises, Inc.                                  116,152
     3,800  York International Corp.                                  156,560
                                                                  -----------
                                                                    3,364,553
                                                                  -----------
            INFORMATION TECHNOLOGY - 6.3%
     2,150  Anteon International Corp.                                 95,008
     3,990  Benchmark Electronics, Inc. (a)                           126,363
     1,490  CACI International, Inc. - Class A (a)                     96,045
    12,080  Cypress Semiconductor Corp. (a)                           156,194
     4,625  FileNET Corp. (a)                                         128,853
    12,669  Informatica Corp. (a)                                     108,700
    11,740  Integrated Device Technology, Inc. (a)                    143,580
    22,350  Maxtor Corp. (a)                                          122,701
     9,850  NetIQ Corp. (a)                                           108,744
    24,651  Parametric Technology Corp. (a)                           148,399
    19,670  S1 Corp. (a)                                               88,122
     5,644  Standard Microsystems Corp. (a)                            91,771
                                                                  -----------
                                                                    1,414,480
                                                                  -----------
            MATERIALS - 4.5%
     9,140  AMCOL International Corp.                                 177,316
     6,377  Century Aluminum Co.                                      142,909
     3,900  Commercial Metals Co.                                     102,024
     3,921  Cytec Industries, Inc.                                    163,349
     1,829  Florida Rock Industries, Inc.                             119,708
     3,450  FMC Corp. (a)                                             191,302
    26,600  Graftech International Ltd. (a)                           117,040
                                                                  -----------
                                                                    1,013,648
                                                                  -----------
            TELECOMMUNICATION SERVICES - 4.2%
     5,724  ADC Telecommunications, Inc. (a)                          103,948
    13,848  Arris Group, Inc. (a)                                     119,924
    15,470  Artesyn Technologies, Inc. (a)                            127,318
     7,995  Brightpoint, Inc. (a)                                     150,306
     7,030  CommScope, Inc. (a)                                       118,948
     6,777  Iowa Telecommunications Services, Inc.                    127,408
    15,769  Premiere Global Services, Inc. (a)                        177,401
                                                                  -----------
                                                                      925,253
                                                                  -----------

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS - 77.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            UTILITIES - 5.4%
     4,601  AGL Resources, Inc.                                   $   162,139
     4,002  ALLETE, Inc.                                              192,096
     3,291  Energen Corp.                                             214,507
     3,471  IDACORP, Inc.                                              98,299
     3,509  New Jersey Resources Corp.                                158,256
     2,598  Northwest Natural Gas Co.                                  94,048
     6,173  UGI Corp.                                                 163,646
     4,282  Vectren Corp.                                             116,856
                                                                  -----------
                                                                    1,199,847
                                                                  -----------

            TOTAL COMMON STOCKS (Cost $16,720,133)                $17,273,373
                                                                  -----------


================================================================================
  SHARES    REAL ESTATE INVESTMENT TRUSTS - 5.1%                     VALUE
--------------------------------------------------------------------------------
            DIVERSIFIED - 0.8%
     9,400  ECC Capital Corp.                                     $    56,494
     4,676  First Potomac Realty Trust                                105,911
                                                                  -----------
                                                                      162,405
                                                                  -----------
            INDUSTRIAL/OFFICE - 2.5%
     2,920  Alexandria Real Estate Equities, Inc.                     202,356
     8,780  Corporate Office Properties Trust                         245,225
     3,130  Prentiss Properties Trust                                 107,985
                                                                  -----------
                                                                      555,566
                                                                  -----------
            LODGING/RESORT - 1.4%
     9,290  Equity Inns, Inc.                                         111,387
    24,740  MeriStar Hospitality Corp.                                207,569
                                                                  -----------
                                                                      318,956
                                                                  -----------
            SPECIALTY - 0.4%
     2,641  Capital Automotive REIT                                    94,495
                                                                  -----------

            TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,059,813) $ 1,131,422
                                                                  -----------

================================================================================
  SHARES    MONEY MARKET FUNDS - 3.1%                                VALUE
--------------------------------------------------------------------------------
   696,579  First American Treasury Obligation Fund - Class Y
              (Cost $696,579)                                     $   696,579
                                                                  -----------

            TOTAL INVESTMENT SECURITIES - 85.6%
              (Cost $18,476,525)                                  $19,101,374

            RECEIVABLE FOR CAPITAL SHARES SOLD - 15.0%              3,359,409

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)           (141,951)
                                                                  -----------

            NET ASSETS - 100.0%                                   $22,318,832
                                                                  ===========

     (a)  Non-income producing security.

 See accompanying notes to Portfolio of Investments.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

     Securities of Veracity Small Cap Value Fund (the "Fund") that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC ("the Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Veracity Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following information is computed on a tax basis for each item as of May 31, 2005:

               Cost of portfolio investments                $ 18,516,862
                                                          ===================
               Gross unrealized appreciation                $  1,390,345
               Gross unrealized depreciation                    (805,833)
                                                          -------------------
               Net unrealized appreciation                  $    584,512
                                                          ===================


     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             ----------------------------------------------------------


By (Signature and Title)*    /s/ Matthew G. Bevin
                           --------------------------------------------

                           Matthew G. Bevin, President

Date          July 25, 2005
      -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ Matthew G. Bevin
                           --------------------------------------------

                           Matthew G. Bevin, President


Date          July 25, 2005
      -----------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           --------------------------------------------

                           Mark J. Seger, Treasurer

Date          July 25, 2005
      -----------------------------



* Print the name and title of each signing officer under his or her signature.